Exhibit 99.1

Hyundai Auto Receivables Trust 2020-A
Monthly Servicing Report

Collection Period						May 2020
Distribution Date						06/15/20
Transaction Month						2
30/360 Days						30
Actual/360 Days						31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		March 17, 2020
Closing Date:		April 29, 2020

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,238,223,758.71	54,503	3.54%	58.44
Original Adj. Pool Balance:		$ 1,182,894,632.77

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 241,670,000.00	19.517%	1.19763%		May 17, 2021
Class A-2 Notes	Fixed	$ 404,520,000.00	32.669%	1.51000%		April 17, 2023
Class A-3 Notes	Fixed	$ 374,520,000.00	30.247%	1.41000%		November 15, 2024
Class A-4 Notes	Fixed	$ 75,850,000.00	6.126%	1.72000%		June 15, 2026
Class B Notes	Fixed	$ 21,290,000.00	1.719%	2.57000%		June 15, 2026
Class C Notes	Fixed	$ 35,490,000.00	2.866%	3.41000%		December 15, 2026
Total Securities		$ 1,153,340,000.00	93.145%

Overcollateralization		$ 29,554,632.77	2.387%
YSOA		$ 55,329,125.94	4.468%
Total Original Pool Balance		$ 1,238,223,758.71	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$ 194,908,630.64	0.8065073	$ 163,006,493.11	0.6745003	$ 31,902,137.53
Class A-2 Notes		$ 404,520,000.00	1.0000000	$ 404,520,000.00	1.0000000	$ -
Class A-3 Notes		$ 374,520,000.00	1.0000000	$ 374,520,000.00	1.0000000	$ -
Class A-4 Notes		$ 75,850,000.00	1.0000000	$ 75,850,000.00	1.0000000	$ -
Class B Notes		$ 21,290,000.00	1.0000000	$ 21,290,000.00	1.0000000	$ -
Class C Notes		$ 35,490,000.00	1.0000000	$ 35,490,000.00	1.0000000	$ -
Total Securities		$ 1,106,578,630.64	0.9594557	$ 1,074,676,493.11	0.9317950	$ 31,902,137.53

Weighted Avg. Coupon (WAC)		3.53%		3.53%
Weighted Avg. Remaining Maturity (WARM)		57.18		56.27
Pool Receivables Balance		$ 1,193,744,559.20		$ 1,161,154,882.78
Remaining Number of Receivables		53,744		53,144

Adjusted Pool Balance		$ 1,140,980,172.96		$ 1,110,163,332.09

III. COLLECTIONS

Principal:
Principal Collections						$ 32,398,964.89
Repurchased Contract Proceeds Related to Principal						$ -
Recoveries/Liquidation Proceeds						$ 3,921.88
Total Principal Collections						$ 32,402,886.77

Interest:
Interest Collections						$ 3,374,523.03
Late Fees & Other Charges						$ 30,590.83
Interest on Repurchase Principal						$ -
Total Interest Collections						$ 3,405,113.86

Collection Account Interest						$ 4,757.93
Reserve Account Interest						$ 1,434.11
Servicer Advances						$ -

Total Collections						$ 35,814,192.67

IV. DISTRIBUTIONS

Total Collections						$ 35,814,192.67
Reserve Account Release						$ -
Reserve Account Draw						$ -
Total Available for Distribution						$ 35,814,192.67

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Hyundai Auto Receivables Trust 2020-A
Monthly Servicing Report

Collection Period					May 2020
Distribution Date					06/15/20
Transaction Month					2
30/360 Days					30
Actual/360 Days					31
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 994,787.13	$ -	$ 994,787.13	994,787.13
Collection Account Interest					$ 4,757.93
Late Fees & Other Charges					$ 30,590.83
Total due to Servicer					$ 1,030,135.89

2. Class A Noteholders Interest:
Class A-1 Notes		$ 201,007.81		$ 201,007.81
Class A-2 Notes		$ 509,021.00		$ 509,021.00
Class A-3 Notes		$ 440,061.00		$ 440,061.00
Class A-4 Notes		$ 108,718.33		$ 108,718.33

Total Class A interest:		$ 1,258,808.14		$ 1,258,808.14	1,258,808.14

3. First Priority Principal Distribution:		$ -		$ -	0.00

4. Class B Noteholders Interest:		$ 45,596.08		$ 45,596.08	45,596.08

5. Second Priority Principal Distribution:		$ -		$ -	0.00

6. Class C Noteholders Interest:		$ 100,850.75		$ 100,850.75	100,850.75

Available Funds Remaining:					$ 33,378,801.81

7. Regular Principal Distribution Amount:					31,902,137.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$ 31,902,137.53
Class A-2 Notes				$ -
Class A-3 Notes				$ -
Class A-4 Notes				$ -
Class A Notes Total:		$ 31,902,137.53		$ 31,902,137.53
Class B Notes Total:		$ -		$ -
Class C Notes Total:		$ -		$ -
Total Noteholders Principal		$31,902,137.53		$ 31,902,137.53

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,476,664.28

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$ 52,764,386.24
Beginning Period Amount					$ 52,764,386.24
Current Period Amortization					$ 1,772,835.55
Ending Period Required Amount					$ 50,991,550.69
Ending Period Amount					$ 50,991,550.69
Next Distribution Date Required Amount					$ 49,247,608.98

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Hyundai Auto Receivables Trust 2020-A
Monthly Servicing Report

Collection Period				May 2020
Distribution Date				06/15/20
Transaction Month				2
30/360 Days				30
Actual/360 Days				31
VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				1.00%
Beginning Period Required Amount				$ 11,828,946.33
Beginning Period Amount				$ 11,828,946.33
Current Period Release to Collection Account				$ -
Current Period Deposit				$ -
Current Period Release to Depositor				$ -
Ending Period Required Amount (1.00% of APB of cut-off date)				$ 11,828,946.33
Ending Period Amount				$ 11,828,946.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
		Beginning	Ending	Target
Overcollateralization Amount		$34,401,542.32	$ 35,486,838.98	$ 35,486,838.98
Overcollateralization as a % of Original Adjusted Pool		2.91%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool		3.02%	3.20%	3.20%

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Hyundai Auto Receivables Trust 2020-A
Monthly Servicing Report

Collection Period				May 2020
Distribution Date				06/15/20
Transaction Month				2
30/360 Days				30
Actual/360 Days				31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.57%	52,386	98.74%	$ 1,146,493,208.26
30 - 60 Days	1.09%	578	0.96%	$ 11,096,172.49
61 - 90 Days	0.25%	132	0.22%	$ 2,610,481.78
91-120 Days	0.09%	48	0.08%	$ 955,020.25
121 + Days	0.00%	0	0.00%	$ -
Total		53,144		$ 1,161,154,882.78

Delinquent Receivables 30+ Days Past Due
Current Period	1.43%	758	1.26%	$ 14,661,674.52
1st Preceding Collection Period	1.36%	730	1.15%	$ 13,749,714.94
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	1.39%		1.21%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.31%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		15		$ 342,446.64
Repossession Inventory		23		$ 543,416.05

Current Charge-Offs
Gross Principal of Charge-Offs				$ 190,711.53
Recoveries				$ (3,921.88)
Net Loss				$ 186,789.65

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.19%

Average Pool Balance for Current Period				$ 1,177,449,720.99

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.19%
1st Preceding Collection Period				0.07%
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.13%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		8	11	$ 257,469.45
Recoveries		1	1	$ (3,921.88)
Net Loss				$ 253,547.57
Cumulative Net Loss as a % of Initial Pool Balance				0.02%

Net Loss for Receivables that have experienced a Net Loss *		8	11	$ 253,547.57
Average Net Loss for Receivables that have experienced a Net Loss				$ 23,049.78

Principal Balance of Extensions				$ 41,251,925.06
Number of Extensions				1,610

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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Hyundai Auto Receivables Trust 2020-A
Monthly Servicing Report

Collection Period	May 2020
Distribution Date	06/15/20
Transaction Month	2
30/360 Days	30
Actual/360 Days	31
IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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